PREPAID LAND LEASE PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID LAND LEASE PAYMENTS [Abstract]
Schedule of Prepaid Land Lease Payments
	As of December 31,
	2014	2015
	RMB	RMB	US$
Prepaid land lease payments	44,656	44,656	6,894
Less: accumulated amortization	(2,233)	(3,126)	(483)
Net carrying value	42,423	41,530	6,411